Significant Events, Acquisition and Divestures - Summary of Financial Restructuring, Net Proceeds from Restructuring (Detail) € in Millions, $ in Millions					12 Months Ended
	Feb. 21, 2018 USD ($)	Feb. 21, 2018 EUR (€)	Feb. 05, 2016 USD ($)	Feb. 05, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Summary of financial restructuring, cash and cash equivalents [line items]
Rights issue with preferential subscription rights net proceeds			$ 367.5	€ 337.0		$ 367.5	€ 337.0
Convertible Bonds interests payment					$ (181.0)	$ (168.6)		$ (167.4)
Announcing or Commencing Implementation of Major Restructuring [Member]
Summary of financial restructuring, cash and cash equivalents [line items]
Net proceeds from restructuring	$ 307.9
Financial restructuring fees payment	(48.8)
Net proceeds	259.1
Announcing or Commencing Implementation of Major Restructuring [Member] | New Ordinary Shares [Member]
Summary of financial restructuring, cash and cash equivalents [line items]
Rights issue with preferential subscription rights net proceeds	126.8
Announcing or Commencing Implementation of Major Restructuring [Member] | Second lien secured senior notes due 2024 [member]
Summary of financial restructuring, cash and cash equivalents [line items]
Second lien secured senior notes due 2024 net proceeds	336.5
Announcing or Commencing Implementation of Major Restructuring [Member] | First lien secured senior notes due 2023 [member]
Summary of financial restructuring, cash and cash equivalents [line items]
First lien secured senior notes due 2023 repayment	(150.0)
Announcing or Commencing Implementation of Major Restructuring [Member] | Convertible Bonds [Member]
Summary of financial restructuring, cash and cash equivalents [line items]
Convertible Bonds interests payment	(5.5)
EUR [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Summary of financial restructuring, cash and cash equivalents [line items]
Net proceeds from restructuring | €		€ 170.7
Financial restructuring fees payment | €		(21.3)
Net proceeds | €		149.4
EUR [member] | Announcing or Commencing Implementation of Major Restructuring [Member] | New Ordinary Shares [Member]
Summary of financial restructuring, cash and cash equivalents [line items]
Rights issue with preferential subscription rights net proceeds | €		103.0
EUR [member] | Announcing or Commencing Implementation of Major Restructuring [Member] | Second lien secured senior notes due 2024 [member]
Summary of financial restructuring, cash and cash equivalents [line items]
Second lien secured senior notes due 2024 net proceeds | €		72.1
EUR [member] | Announcing or Commencing Implementation of Major Restructuring [Member] | Convertible Bonds [Member]
Summary of financial restructuring, cash and cash equivalents [line items]
Convertible Bonds interests payment | €		€ (4.5)
US$ [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Summary of financial restructuring, cash and cash equivalents [line items]
Net proceeds from restructuring	97.8
Financial restructuring fees payment	(22.6)
Net proceeds	75.2
US$ [member] | Announcing or Commencing Implementation of Major Restructuring [Member] | Second lien secured senior notes due 2024 [member]
Summary of financial restructuring, cash and cash equivalents [line items]
Second lien secured senior notes due 2024 net proceeds	247.8
US$ [member] | Announcing or Commencing Implementation of Major Restructuring [Member] | First lien secured senior notes due 2023 [member]
Summary of financial restructuring, cash and cash equivalents [line items]
First lien secured senior notes due 2023 repayment	$ (150.0)